Business Combinations - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
	Apr. 01, 2020	Sep. 30, 2020
Business Combinations [Abstract]
Business acquisition date of acquisition agreement	Apr. 01, 2020
Business acquisition percentage of voting interests acquired	100.00%	100.00%
Business acquisition name of acquired entity	Greentech Capital, LLC	Greentech Capital, LLC
Payments to acquire businesses	¥ 12,389